Related-Party Balances and Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Commission cost	¥ 13,548	¥ 5,386
Accounts payable	4,987	¥ 2,894
Service fee	1,166
Account receivable	1
Services expense	7,017
Other payable	¥ 4,177